Net Income per ordinary share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Income per Ordinary Share [Abstract]
Net income	€ 5,624.2	€ 5,883.2	€ 3,553.7
Weighted average number of shares outstanding (in EUR per share)	397.7	409.8	418.3
Basic net income per ordinary share (in EUR per share)	€ 14.14	€ 14.36	€ 8.49
Plus shares applicable to options and conditional shares (in shares)	0.3	0.6	0.8
Diluted weighted average number of shares (in shares)	398.0	410.4	419.1
Diluted net income per ordinary share (in EUR per share)	€ 14.13	€ 14.34	€ 8.48